SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of summary of significant accounting policies [abstract]
Schedule of Main Exchange Rates Used for Preparation of Financial Statements
The following table summarizes the main exchange rates used for the preparation of the Interim Financial Statements:

		Average rates		Closing rates
Foreign exchange rate for 1 Euro		Six months ended June 30,		At June 30,	At December 31,
		2021	2020	2021	2020
U.S. Dollars	USD	1.2052	1.1018	1.1884	1.2271
Swiss Francs	CHF	1.0945	1.0641	1.0980	1.0802
Czech Koruna	CZK	25.8508	26.2970	25.4880	26.2420